CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments		January 31, 2022 (unaudited)
		Shares	Fair Value
99.51%	COMMON STOCKS(A)
3.23%	BEVERAGES
	Brown-Forman Corp. - Class B . . . . .	16,806	$ 1,133,229
	The Coca-Cola Co. . . . . . . . . . . .	21,216	1,294,388
			2,427,617
7.53%	CONSUMER DISCRETIONARY
	Genuine Parts Co. . . . . . . . . . . .	8,671	1,155,237
	Lowe’s Cos., Inc. . . . . . . . . . . . .	5,019	1,191,260
	McDonald’s Corp. . . . . . . . . . . .	4,838	1,255,219
	Target Corp. . . . . . . . . . . . . . .	4,517	995,682
	VF Corp. . . . . . . . . . . . . . . .	16,360	1,066,836
			5,664,234
3.64%	ENERGY
	Chevron Corp. . . . . . . . . . . . . .	10,276	1,349,547
	Exxon Mobil Corp. . . . . . . . . . . .	18,278	1,388,397
			2,737,944
10.51%	FINANCIAL
	Aflac, Inc. . . . . . . . . . . . . . . .	20,320	1,276,502
	Chubb Ltd. . . . . . . . . . . . . . .	6,140	1,211,299
	Cincinnati Financial Corp. . . . . . . . .	9,442	1,112,551
	Franklin Resources, Inc. . . . . . . . . .	37,511	1,199,227
	People’s United Financial, Inc. . . . . . .	60,887	1,179,990
	S&P Global, Inc. . . . . . . . . . . . .	2,562	1,063,794
	T. Rowe Price Group, Inc. . . . . . . . .	5,604	865,426
			7,908,789
11.62%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co. . . . . . . .	17,399	1,304,925
	Hormel Foods Corp. . . . . . . . . . .	27,389	1,300,156
	McCormick & Co., Inc. . . . . . . . . .	14,206	1,425,004
	The Procter & Gamble Co. . . . . . . .	8,139	1,305,902
	Sysco Corp. . . . . . . . . . . . . . .	14,653	1,145,132
	Walgreens Boots Alliance, Inc. . . . . . .	23,595	1,174,087
	Walmart, Inc. . . . . . . . . . . . . . .	7,780	1,087,722
			8,742,928
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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2022 (unaudited)
		Shares	Fair Value
10.95%	HEALTH CARE
	Abbott Laboratories . . . . . . . . . .	9,056	$ 1,154,278
	AbbVie, Inc. . . . . . . . . . . . . . .	10,499	1,437,208
	Becton, Dickinson and Co. . . . . . . .	4,663	1,185,055
	Cardinal Health, Inc. . . . . . . . . . .	23,347	1,204,005
	Johnson & Johnson . . . . . . . . . .	7,059	1,216,195
	Medtronic PLC . . . . . . . . . . . . .	9,389	971,668
	West Pharmaceutical Services, Inc. . . . .	2,722	1,070,345
			8,238,754
6.50%	HOUSEHOLD PRODUCTS
	The Clorox Co. . . . . . . . . . . . . .	7,100	1,191,806
	Colgate-Palmolive Co. . . . . . . . . .	15,175	1,251,179
	Kimberly-Clark Corp. . . . . . . . . . .	8,694	1,196,729
	PepsiCo, Inc. . . . . . . . . . . . . .	7,217	1,252,294
			4,892,008
19.45%	INDUSTRIAL
	3M Co. . . . . . . . . . . . . . . . .	6,409	1,064,022
	A.O. Smith Corp. . . . . . . . . . . . .	17,104	1,307,088
	Caterpillar, Inc. . . . . . . . . . . . . .	5,719	1,152,722
	Cintas Corp. . . . . . . . . . . . . . .	2,699	1,056,739
	Dover Corp. . . . . . . . . . . . . . .	6,788	1,153,349
	Emerson Electric Co. . . . . . . . . . .	11,961	1,099,814
	Expeditors International of Washington, Inc. .	9,367	1,072,334
	General Dynamics Corp. . . . . . . . .	5,485	1,163,368
	Illinois Tool Works, Inc. . . . . . . . . .	5,133	1,200,711
	Pentair PLC . . . . . . . . . . . . . .	15,126	963,526
	Roper Technologies, Inc. . . . . . . . .	2,361	1,032,135
	Stanley Black & Decker, Inc. . . . . . . .	6,125	1,069,731
	W.W. Grainger, Inc. . . . . . . . . . . .	2,630	1,302,139
			14,637,678
3.13%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc. . . . . .	5,289	1,090,433
	International Business Machines Corp. . .	9,485	1,266,911
			2,357,344
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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2022 (unaudited)
		Shares	Fair Value
11.76%	MATERIALS
	Air Products & Chemicals, Inc. . . . . . .	3,964	$1,118,324
	Albemarle Corp. . . . . . . . . . . . .	4,976	1,098,402
	Amcor PLC . . . . . . . . . . . . . .	95,470	1,146,595
	Ecolab, Inc. . . . . . . . . . . . . . .	5,187	982,677
	Linde PLC . . . . . . . . . . . . . . .	3,663	1,167,325
	Nucor Corp. . . . . . . . . . . . . . .	11,342	1,150,079
	PPG Industries, Inc. . . . . . . . . . . .	7,125	1,112,925
	The Sherwin-Williams Co. . . . . . . . .	3,746	1,073,266
			8,849,593
4.73%	REAL ESTATE
	Essex Property Trust, Inc. . . . . . . . .	3,444	1,145,130
	Federal Realty Investment Trust . . . . .	9,547	1,217,147
	Realty Income Corp. . . . . . . . . . .	17,282	1,199,544
			3,561,821
1.55%	TELECOMMUNICATION SERVICES
	AT&T, Inc. . . . . . . . . . . . . . . .	45,837	1,168,843
4.91%	UTILITIES
	Atmos Energy Corp. . . . . . . . . . .	12,248	1,313,230
	Consolidated Edison, Inc. . . . . . . . .	15,115	1,306,692
	NextEra Energy, Inc. . . . . . . . . . .	13,763	1,075,166
			3,695,088
99.51%	TOTAL COMMON STOCKS(A) . . . . . . . . . . . . .		74,882,641
0.74%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund
	Institutional Class 0.01%* . . . . . . .	558,910	558,910
100.25%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		75,441,551
(0.25%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . .		(194,283)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$75,247,268

* Effective 7 day yield as of January 31, 2022

(A)All or a portion of securities are held as collateral for options written

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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2022 (unaudited)
(0.06%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL OPTIONS
Abbott Laboratories .	6	$(76,476)	$125.00 02/05/22 $ (1,920)
Abbvie, Inc. . . . . .	5	(68,445)	137.00	02/05/22	(1,200)
Aflac, Inc. . . . . .	11	(69,102)	62.00	02/05/22	(1,705)
Archer-Daniels-
Midland Co. . . .	9	(67,500)	76.00	02/05/22	(360)
Automatic Data
Processing, Inc. . .	3	(61,851)	200.00	02/05/22	(2,055)
Becton, Dickinson
and Co. . . . . .	3	(76,242)	255.00	02/05/22	(1,395)
Cardinal Health, Inc. .	13	(67,041)	52.50	02/05/22	(1,651)
Caterpillar, Inc. . . .	3	(60,468)	200.00	02/05/22	(1,095)
Chevron Corp. . . .	5	(65,665)	130.00	02/05/22	(1,240)
The Clorox Co. . . .	4	(67,144)	167.50	02/05/22	(1,600)
The Coca-Cola Co. .	11	(67,111)	61.00	02/05/22	(539)
Colgate-Palmolive Co. .	8	(65,960)	82.50	02/05/22	(656)
Emerson Electric Co.	8	(73,560)	90.00	02/05/22	(2,376)
Exxon Mobile Corp. .	9	(68,364)	75.00	02/05/22	(1,836)
General Dynamics
Corp. . . . . . .	3	(63,630)	212.50	02/05/22	(621)
Hormel Foods Corp. .	15	(71,205)	47.00	02/05/22	(1,275)
IBM . . . . . . . .	5	(66,785)	134.00	02/05/22	(620)
Illinois Tool Works, Inc. .	3	(70,176)	230.00	02/05/22	(1,920)
Johnson & Johnson .	4	(68,916)	172.50	02/05/22	(480)
Kimberly-Clark Corp.	5	(68,825)	139.00	02/05/22	(400)
Lowes Corp. . . . .	3	(71,205)	235.00	02/05/22	(1,401)
McDonald’s Corp. . .	3	(77,835)	255.00	02/05/22	(1,524)
Medtronic Plc. . . .	7	(72,443)	103.00	02/05/22	(1,225)
3M Co. . . . . . . .	4	(66,408)	162.50	02/05/22	(1,720)
Nucor Corp. . . . .	7	(70,980)	100.00	02/05/22	(2,086)
PepsiCo., Inc. . . . .	4	(69,408)	172.50	02/05/22	(852)
PPG Industries, Inc. .	4	(62,480)	155.00	02/05/22	(1,152)
The Procter &
Gamble Co. . . .	4	(64,180)	160.00	02/05/22	(616)
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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2022 (unaudited)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
S&P Global, Inc. . . .	2	(83,044)	405.00	02/05/22	(2,580)
Sysco Corp. . . . .	9	(70,335)	78.00	02/05/22	(1,107)
Target Corp. . . . .	3	(66,129)	217.50	02/05/22	(1,380)
VF Corp. . . . . . .	11	(71,731)	63.00	02/05/22	(2,915)
Walgreens Boots . .	14	(69,664)	50.00	02/05/22	(840)
Walmart, Inc. . . . .	5	(69,905)	137.00	02/05/22	(1,640)
TOTAL CALL OPTIONS WRITTEN
					(45,982)

(0.06%) TOTAL OPTIONS WRITTEN					$(45,982)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
COMMON STOCKS . . . .	$74,882,641	$—	$—	$74,882,641
MONEY MARKET FUNDS .	558,910	—	—	558,910
TOTAL INVESTMENTS . . .	$75,441,551	—	—	$75,441,551
OPTIONS WRITTEN . . . .
	$—	$(45,982)	$—	$(45,982)

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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022.

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $52,986,129 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 22,472,049
Gross unrealized depreciation . . . .	(62,609)
Net unrealized appreciation . . . . .	$ 22,409,440

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QUARTERLY REPORT